Deferred Taxes - Summary of Deferred Tax Assets and Liabilities Recognized for the Period (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	[1]	$ (340.8)	$ (340.1)
Net balances		(340.7)	(340.1)
Deferred tax liability (asset)		(340.7)	(340.1)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(17.4)	(12.5)
Net balances		(17.4)	(12.5)
Deferred tax liability (asset)		(17.4)	(12.5)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(371.9)	(372.7)
Net balances		(371.9)	(372.7)
Deferred tax liability (asset)		(371.9)	(372.7)
Right-of-use assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(29.5)	(4.9)
Net balances		(29.5)	(4.9)
Deferred tax liability (asset)		(29.5)	(4.9)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		10.5	11.7
Net balances		10.5	11.7
Deferred tax liability (asset)		10.5	11.7
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		32.1	28.6
Net balances		32.1	28.6
Deferred tax liability (asset)		32.1	28.6
Other temporary non-deductible provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		4.9	4.2
Net balances		4.9	4.2
Deferred tax liability (asset)		4.9	4.2
Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		23.3
Net balances		23.3
Deferred tax liability (asset)		23.3
Other temporary tax deductions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		6.5	3.4
Net balances		6.5	3.4
Deferred tax liability (asset)		6.5	3.4
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		0.8	2.1
Net balances		0.8	2.1
Deferred tax liability (asset)		0.8	2.1
Total [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		78.1	50.0
Deferred tax liabilities		(418.8)	(390.1)
Net balances		(340.7)	(340.1)
Deferred tax liability (asset)		(340.7)	(340.1)
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net balances		(78.1)	(50.0)
Deferred tax liability (asset)		(78.1)	(50.0)
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net balances		78.1	50.0
Deferred tax liability (asset)		$ 78.1	$ 50.0

[1]	The notes are an integral part of these consolidated financial statements.